Cover	Jul. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2023
Entity File Number	000-55930
Entity Registrant Name	LUDUSON G INC.
Entity Central Index Key	0001737193
Entity Tax Identification Number	82-3184409
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35/F, Central Plaza, 18 Harbour Road,
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2824 8560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false